Royalties, mining and income tax, and deferred tax (Tables)	12 Months Ended
Dec. 31, 2022
Mining and income tax
Schedule of royalty tax expense

Figures in million – SA rand	2022	2021	2020
Current charge	(1,834)	(2,923)	(1,768)
SA gold royalties	(64)	(167)	(142)
SA PGM royalties	(1,770)	(2,756)	(1,626)
Prior year royalty tax refund	—	209	3
Total royalties	(1,834)	(2,714)	(1,765)

Schedule of mining and income tax expense
The components of mining and income tax are the following:

Figures in million – SA rand	Note	2022	2021	2020
Current tax		(9,282)	(13,506)	(5,374)
Mining tax		(8,225)	(11,816)	(4,442)
Non-mining tax		(310)	(220)	68
Company and withholding tax		(747)	(1,470)	(1,000)
Deferred tax	11.3	358	(255)	516
Deferred tax charge		305	(593)	570
Prior year adjustment		—	252	—
Deferred tax rate adjustment[1]		53	86	(54)
Total mining and income tax		(8,924)	(13,761)	(4,858)
[1] The deferred tax rate adjustment in South Africa and the US was:

Figures in million – SA rand	2022	2021	2020
South Africa	(150)	200	(54)
United States	203	(114)	—
Deferred tax rate adjustment	53	86	(54)
The change in the estimated long-term deferred tax rate at which the temporary differences will reverse as a result of applying the mining tax formula at the SA gold operations and partially offset by a change in the South African corporate tax rate from 28% to 27% from 1 January 2023 onwards, amounted to a deferred tax charge of R150 million for the year ended 31 December 2022 (2021: benefit of R200 million and 2020: charge of R54 million)

Schedule of reconciliation of the Group's mining and income tax to the South African statutory company tax rate
Reconciliation of the Group’s mining and income tax to the South African statutory company tax rate of 28%:

Figures in million – SA rand	2022	2021	2020
Tax on (profit)/loss before tax at maximum South African statutory company tax rate (28%)	(7,813)	(13,316)	(9,934)
South African gold mining tax formula rate adjustment	19	63	118
US statutory tax rate adjustment	181	466	550
Deferred tax rate differentials	16	—	—
Non-deductible amortisation and depreciation	(2)	(13)	(14)
Non-taxable dividend received	4	7	21
Non-deductible finance expense[1]	(196)	(108)	89
Non-deductible share-based payments	(7)	(42)	(44)
Non-deductible loss on fair value of financial instruments	(976)	(1,021)	(890)
Non-taxable gain on foreign exchange differences	22	47	3
Non-taxable share of results of equity-accounted investees	360	557	476
Non-taxable reversal of impairments/(non-deductible impairments)	1	(22)	33
Non-deductible transaction costs	(76)	(69)	(50)
Tax adjustment in respect of prior periods	(35)	386	133
Net other non-taxable income and non-deductible expenditure	156	351	258
Change in estimated deferred tax rate	53	86	(54)
(Deferred tax assets not recognised or derecognised)/unrecognised deferred tax assets recognised or utilised[2]	(631)	(1,133)	4,447
Mining and income tax	(8,924)	(13,761)	(4,858)
Effective tax rate	32%	29%	14%
[1] The non-deductible finance expense for the year ended 31 December 2020 is presented net after the reversal of an uncertain income tax treatment amounting to R182 million. This represents the conclusion on the section 163(j) interest limitation provided for by the US PGM operations under IFRIC 23 Uncertainty over Income Tax Treatments as at 31 December 2019
2 The amount for the year ended 31 December 2022 mainly consist of deferred tax assets not recognised of R86 million at SGL, R227 million at Cooke and R287 million at Burnstone. The amount for year ended 31 December 2021 include the derecognition of deferred tax assets of R837 million relating to deductible temporary differences, that could no longer be recognised due to the impairment of the mining assets in the SA gold operations
Schedule of deferred tax

Figures in million – SA rand	Note	2022	2021	2020
Included in the statement of financial position as follows:
Deferred tax assets		(2,442)	(906)	(1,576)
Deferred tax liabilities		9,360	7,818	7,631
Net deferred tax liabilities		6,918	6,912	6,055
Reconciliation of the deferred tax balance:
Balance at beginning of the year		6,912	6,055	6,368
Deferred tax recognised in profit or loss	11.2	(358)	255	(516)
Deferred tax recognised in other comprehensive income		(81)	99	6
Foreign currency translation		445	503	197
Balance at end of the year		6,918	6,912	6,055

Schedule of components of net deferred tax liabilities
The detailed components of the net deferred tax liabilities which result from the differences between the amounts of assets and liabilities recognised for financial reporting and tax purposes are:

Figures in million – SA rand	2022	2021	2020
Deferred tax liabilities
Mining assets	13,001	10,763	11,910
Environmental rehabilitation obligation funds	713	587	962
Other	294	300	207
Gross deferred tax liabilities[1]	14,008	11,650	13,079
Deferred tax assets
Environmental rehabilitation obligation	(1,404)	(1,229)	(1,704)
Occupational healthcare obligation	(121)	—	(275)
Other provisions	(1,385)	(922)	(1,143)
Financial instruments	0	(19)	(427)
Tax losses and unredeemed capital expenditure	(4,097)	(2,518)	(3,437)
Share-based payment obligation	(83)	(50)	(38)
Gross deferred tax assets[2,3]	(7,090)	(4,738)	(7,024)
Net deferred tax liabilities	6,918	6,912	6,055
[1] The aggregate amount of temporary differences associated with investments in subsidiaries, for which no deferred tax liabilities have been recognised under the IAS 12.39 exemption at 31 December 2022, amounts to R13,659 million (2021: R7,599 million and 2020: R25,955 million)
[2] Historically, deferred tax assets in WPL and EPL were only recognised to the extent of deferred tax liabilities since it was not considered probable that taxable profit would be available against which the future tax deductions could be utilised. At 31 December 2020, management recognised deferred tax assets on WPL and EPL in excess of deferred tax liabilities for the first time since it became probable that sufficient future taxable profits will be available. In total, net deferred tax assets of R951 million was recognised at 31 December 2020. The deferred tax asset recognition was supported by the profit history of WPL and EPL and a positive future taxable profit outlook
[3] The amount of deductible temporary differences, unused tax losses as well as unredeemed capital expenditure for which no deferred tax asset is recognised in the statement of financial position, amounted to R50,776 million (2021: R43,061 million and 2020: R36,408 million). Tax losses are available to be utilised against income generated by the relevant tax entity and do not expire unless the tax entity concerned ceases to operate for a period of longer than one year for the South African operations. Under South African mining tax ring-fencing legislation, each tax entity is treated separately and as such these deductions can only be utilised by the tax entities in which the deductions have been generated. In Canada, tax losses expire after 20 years

Schedule of tax and royalties receivables and payables

Figures in million – SA rand	Notes	2022	2021	2020
Included in the statement of financial position as follows:
Tax receivable		(723)	(1,245)	(148)
Tax, carbon tax and royalties payable		104	199	797
Non-current portion of tax, carbon tax and royalties payable		11	10	9
Current portion of tax, carbon tax and royalties payable		93	189	788
Net tax, carbon tax and royalties (receivable)/payable		(619)	(1,046)	649

Reconciliation of the net tax, carbon tax and royalties (receivable)/payable balance:
Balance at beginning of the year		(1,046)	649	154
Royalties, carbon tax and current tax	11.1, 11.2	11,106	16,224	7,145
Royalties, carbon tax and tax paid		(10,681)	(17,894)	(6,525)
Royalties and Carbon tax paid		(1,815)	(3,055)	(1,707)
Tax paid		(8,866)	(14,839)	(4,818)
Tax receivable on acquisition of subsidiaries		(3)	—	—
Other		(8)	—	—
Foreign currency translation		13	(25)	(125)
Balance at end of the year		(619)	(1,046)	649